Stock Option Plan and Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Option Plan and Stock-based Compensation	Stock Option Plan and Stock-based Compensation
On June 8, 2021, the stockholders of the Company approved the 2021 Equity Incentive Plan (“2021 Plan”) and the 2021 Employee Stock Purchase Plan (“2021 ESPP”). As of December 31, 2021, 14,481,463 and 1,244,900 shares were available for grant under the 2021 Plan and 2021 ESPP, respectively.
2021 Employee Stock Purchase Plan
Under the 2021 ESPP, participants are permitted to purchase shares of Common Stock, up to the IRS allowable limit, through contributions (in the form of payroll deductions or otherwise to the extent permitted by the administrator) of up to 15% of their eligible compensation. Participants are permitted to purchase shares of the Company’s Common Stock at 85% of the lower of the fair market value of the Company’s Common Stock on the first trading day of an offering period or on the last trading date in each purchase period. Participants may end their participation at any time during an offering and will be paid their accrued contributions that have not yet been used to purchase shares. Participation ends automatically upon termination of employment with the Company. The number of shares of common stock available for issuance under the 2021 ESPP will be increased on the first day of each fiscal year beginning on January 1, 2022, in an amount equal to the least of (i) 3,734,500 shares of common stock, (ii) a number of shares of common stock equal to one percent (1%) of the total number of shares of all classes of common stock of the Company on the last day of the immediately preceding fiscal year, or (iii) such number of shares determined by the Administrator no later than the last day of the immediately preceding fiscal year.
The first offering period is from October 1, 2021 through May 31, 2022. For subsequent offering periods, the Company will be offering a six month purchase period. As of December 31, 2021, no shares of common stock were purchased under the 2021 ESPP.
2021 Equity Incentive Plan
Under the 2021 Plan, the Company can grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to employees, directors and consultants. Options generally expire ten years after the date of grant. The number of shares available for issuance under the 2021 Plan will be increased on the first day of each fiscal year, beginning on January 1, 2022, in an amount equal to the least of (i) 18,672,200 shares, (ii) a number of shares equal to five percent (5%) of the total number of shares of all classes of common stock of the Company outstanding on the last day of the immediately preceding fiscal year, or (iii) such number of shares determined by the Administrator no later than the last day of the immediately preceding fiscal year.
2017 Equity Incentive Plan
At the time of adoption of the 2021 Plan and the 2021 ESPP, no further awards will be granted under the 2017 Equity Incentive Plan (“2017 Plan”) and 7,106,767 shares of common stock were initially reserved for outstanding awards issued under the 2017 Plan
In determining the compensation cost of the option awards, the fair value for each option award has been estimated using the Black Scholes model. The significant assumptions used in these calculations are summarized as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term (in years)	5.5 - 6.6	5.1 - 6.4
Expected volatility	90.7% - 94.2%	91.0% - 96.5%
Expected dividend rate	0.0%	0.0%
Risk free interest rate	0.5% - 1.4%	0.3% - 1.4%
Stock price	$5.07 - $11.16	$0.46 - $4.47
Expected term: The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company does not have sufficient historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term of options and has opted to use the “simplified method,” whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option.
Expected volatility: Historically, the Company has been a private company and lacked company‑specific historical and implied volatility information for its common stock. Therefore, the expected volatility of the Company’s common stock was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards and the Company expects to continue to do so until such time as the Company has adequate historical data regarding the volatility of its traded common stock price.
Expected dividend yield: The expected dividend rate is zero as the Company has no history or expectation of declaring dividends on its common stock.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Fair value of common stock: The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the common stock, the Board of Directors has determined the fair value of the common stock at the time of grant of the option by contemporaneous valuations performed by an unrelated third-party valuation firm as well as a number of objective and subjective factors including valuation of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, the implied equity value of the Company as contemplated by the Business Combination, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors. The fair value of common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Subsequent to the completion of the Business Combination (as defined in Note 1 and further described in Note 3) the fair value of the Company’s common stock is determined based on its closing market price.
The awards granted in late January 2021 had an exercise price equal to the grant date fair value of the Company’s common stock. The Company’s board of directors made a determination of the fair market value of the Company’s common stock which contemplated the implied equity value of the Company per the Business Combination Agreement that was executed on February 7, 2021. For the period following execution of the Business Combination Agreement through December 31, 2021, options for 2,190,232 common stock shares were granted.
The following table summarizes option award activity during the years ended December 31, 2021 and 2020:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	1,658,564	$0.34
Granted	3,696,804	$1.04
Exercised	(137,295)	$0.31
Forfeited	(72,526)	$0.44
Outstanding as of December 31, 2020	5,145,547	$0.85
Granted	4,289,317	$9.07
Exercised	(273,696)	$0.61
Forfeited	(611,092)	$5.40
Outstanding as of December 31, 2021	8,550,076	$4.66	8.8	$19,978
Options vested and expected to vest as of December 31, 2021	8,550,076	$4.66
Vested and exercisable at December 31, 2021	1,615,483	$0.88	7.5	$7,214
The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $1.7 million and $0.1 million, respectively. Aggregate intrinsic value represents the difference between the fair market value of the common stock and the exercise price of outstanding, in-the-money options.
The Company’s option award quantities and prices, prior to the Business Combination (as defined in Note 1 and further described in Note 3) have been retroactively restated to reflect the exchange ratio of approximately 3.6281 established in the Business Combination as described in Note 3.
The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $6.83 and $2.29 per share, respectively.
As of December 31, 2021, there was $27.3 million of total unrecognized compensation expense expected to be recognized over a weighted average-period of 3.16 years.
Restricted Stock
In January 2017, the Company granted 32,652,640 shares of restricted common stock to founders for future services that vest over 4 years from the date of grant.
Activity with respect to restricted stock for the years ended December 31, 2021 and 2020 was as follows:

	Number of Shares Underlying Outstanding Restricted Stock	Weighted- Average Grant Date Fair Value
Unvested, December 31, 2019	7,406,367	$0.00003
Vested	(6,836,646)	$0.00003
Unvested, December 31, 2020	569,721	$0.00003
Vested	(569,721)	$0.00003
Unvested, December 31, 2021	—	$—
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options and ESPP included in the Company’s consolidated statements of operations:

(in thousands)	Year Ended December 31, 2021	Year Ended December 31, 2020
Research and development	$2,913	$174
General and administrative	5,021	195
Total stock-based compensation expense	$7,934	$369